Investments (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014
Investment [Line Items]
Investment Holdings, Schedule of Investments
Investments consisted of the following (in thousands):

	December 31, 2015	December 28, 2014
Equity method investments	$1,668,316	$1,689,996
Cost method investments	20,868	18,238
Marketable equity securities	3,516	8,958
Total investments	$1,692,700	$1,717,192

Equity Method Investment Ownership Percentages [Table Text Block]
The Company’s equity method investments at December 31, 2015 included the following private companies:

Company	% Owned
CareerBuilder, LLC	32%
Dose Media, LLC	25%
Television Food Network, G.P.	31%
TKG Internet Holdings II LLC	43%

Equity Method Investments
Income from equity investments, net reported in the Company’s Consolidated Statements of Operations consisted of the following (in thousands):

	2015	2014	2013
Income from equity investments, net, before amortization of basis difference	$201,207	$379,048	$243,528
Amortization of basis difference (1)	(54,248)	(142,335)	(98,287)
Income from equity investments, net	$146,959	$236,713	$145,241

(1)	Amortization of basis difference for the year ended December 28, 2014 includes $85 million related to the sale by CV of its Apartments.com business.

Distributions from Equity Investments [Table Text Block]
Cash distributions from the Company’s equity method investments were as follows (in thousands):

	2015	2014	2013
Total cash distributions from equity investments (1)	$180,207	$370,310	$207,994

(1)
Cash distributions for the year ended December 28, 2014 included $160 million for the Company’s share of the proceeds from the sale by CV of its Apartments.com business. This distribution is presented as an investing activity in the Company’s Consolidated Statement of Cash Flows for the year ended December 28, 2014.

Television Food Network, G.P.
Investment [Line Items]
Summary of Financial Information of Equity Investments [Table Text Block]
Summarized Financial Information—Summarized financial information for TV Food Network is as follows (in thousands):

	Fiscal Year
	2015	2014	2013
Revenues, net	$1,099,307	$1,070,671	$1,031,320
Operating income	$548,919	$534,477	$520,942
Net income	$561,657	$549,058	$511,235

	December 31, 2015	December 28, 2014
Current assets	$750,425	$708,988
Non-current assets	$173,513	$156,580
Current liabilities	$87,341	$63,257
Non-current liabilities	$541	$619

CareerBuilder, LLC, Dose Media, LLC, and Classified Ventures, LLC [Member]
Investment [Line Items]
Summary of Financial Information of Equity Investments [Table Text Block]
Summarized financial information for CareerBuilder, Dose Media and CV is as follows (in thousands):

	Fiscal Year
	2015	2014	2013
Revenues, net (1)(2)	$698,041	$1,063,321	$1,096,799
Operating income from continuing operations (1)(2)	$84,199	$147,165	$183,800
Net income (2)(3)	$80,280	$713,108	$224,052

(1)
Revenues and operating income that relate to CV include results through October 1, 2014 and are presented exclusive of discontinued operations related to Apartments.com, which was sold by CV on April 1, 2014. See above for further information.

(2) On November 25, 2015, the Company acquired a 25% interest in Dose Media. As results of operations from date of acquisition are not material to the Company, they are not included in the above table.
(3) Net income that relates to CV include results through October 1, 2014. See above for further information.

	December 31, 2015(1)(2)	December 28, 2014(1)
Current assets	$266,390	$200,006
Non-current assets	$459,718	$492,769
Current liabilities	$190,977	$201,517
Non-current liabilities	$24,745	$21,231
Redeemable non-controlling interest	$24,666	$20,470

(1)	Balance sheet information presented as of December 31, 2015 and December 28, 2014 does not include CV, which was sold by the Company on October 1, 2014. See above for further information.
(2) Balance sheet information as of December 31, 2015 includes Dose Media.